PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Expenses Recognized in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Total	$ 249	$ 176	$ 147
Cost of sales
Disclosure of defined benefit plans [line items]
Total	100	115	72
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Total	14	0	9
Financing costs - net
Disclosure of defined benefit plans [line items]
Total	135	61	66
Net periodic pension cost
Disclosure of defined benefit plans [line items]
Total	159	130	191
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Total	$ 90	$ 46	$ (44)